Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Assets
Schedule of other assets

Other assets were comprised as follows:

	December 31, 2025			December 31, 2024
	Insurance			Insurance
	and	Non-		and	Non-
	reinsurance	insurance		reinsurance	insurance
	companies(1)	companies	Total	companies(1)	companies	Total
Premises and equipment, right-of-use assets and non-insurance companies’ investment property	849.7	2,704.5	3,554.2	811.5	2,818.7	3,630.2
Inventories	—	913.2	913.2	—	857.6	857.6
Non-insurance revenue receivables	—	757.7	757.7	—	835.4	835.4
Accrued interest and dividends	512.7	3.4	516.1	473.7	9.5	483.2
Prepaid expenses	198.9	261.9	460.8	154.9	227.8	382.7
Call options on non-controlling interests(2)	211.0	—	211.0	177.8	—	177.8
Finance lease receivables	4.5	172.5	177.0	6.1	173.7	179.8
Income tax, sales tax and subsidies receivable	89.5	87.5	177.0	86.6	165.6	252.2
Assets associated with unit-linked insurance and other products(3)(4)	156.8	—	156.8	1,368.3	—	1,368.3
Pension surplus	133.5	—	133.5	100.4	—	100.4
Other(5)	526.5	147.6	674.1	604.9	115.5	720.4
	2,683.1	5,048.3	7,731.4	3,784.2	5,203.8	8,988.0

Current	1,264.1	2,150.3	3,414.4	1,374.0	2,206.6	3,580.6
Non-current	1,419.0	2,898.0	4,317.0	2,410.2	2,997.2	5,407.4
	2,683.1	5,048.3	7,731.4	3,784.2	5,203.8	8,988.0
(1)	Includes Life insurance and Run-off, and the group holding companies.
(2)	Comprised of call options on the non-controlling interests in Allied World and Odyssey Group, which expire in 2026 and 2029, respectively. At certain dates subsequent to expiry of a call option, the non-controlling interests may request an initial public offering of their shares, the structure, process and timing of which will be controlled by the company; in certain circumstances, the non-controlling interests may request a sale of the respective operating company to a third party.
(3)	Primarily includes investment assets held for insurance contracts written by the company’s life insurance operations that transfer the market risk associated with the underlying investment performance which supports the benefit payments to the policyholder (“unit-linked”). The liability for the associated life policy benefits are included within insurance contract liabilities (note 8). The company measures the underlying investments for these unit-linked contracts at fair value.
(4)	At December 31, 2025 Eurolife’s unit-linked assets of $1,710.4 (December 31, 2024- $1,241.7) are presented as assets held for sale on the consolidated balance sheet. See note 21.
(5)	Principally comprised of other receivables, deposits and deferred compensation plans.